Recurring Fair Value Measurements (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Recurring Fair Value Measurements (Tables) [Line Items]
Schedule of assets and liabilities that were measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques
	Level 1	Level 2	Level 3
Assets:
Investments held in Trust Account-Money Market Mutual Funds	172,511,739	—	—
Liabilities
Warrant Liability – Public Warrants	$5,347,500	$—	$—
Warrant Liability – Private Warrants	—	—	3,260,250
	$5,347,500	$—	$3,260,250

	March 31, 2021	(Level 1)	(Level 2)		(Level 3)
Assets:
Investments held in Trust Account-Money Market Mutual Funds	86,251,323	86,251,323
Cash and Investments held in Trust Account-Treasury Bills	86,255,170	86,255,170
	172,506,493	172,506,493
Liabilities
Warrant Liability – Public Warrants	$4,398,750	$4,398,750		$—	$—
Warrant Liability – Private Warrants	2,742,750	—		—	2,742,750
	$7,141,500	$4,398,750	$		$2,742,750

Schedule of key inputs used in the black scholes option pricing model for the private warrants
Input	June 30, 2021
Risk-free interest rate	1.0%
Expected term (years)	5.36
Expected volatility	11.9%
Stock Price	$9.70
Exercise price	$11.50
Dividend yield	—%

Input	March 31, 2021
Risk-free interest rate	1.2%
Expected term (years)	5.58
Expected volatility	10.0%
Stock Price	$9.70
Exercise price	$11.50
Dividend yield	0.0%

Schedule of of the changes in the fair value of the Level 3 assets and liabilities measured at fair value
Private Warrants
Fair value as of March 31, 2021	$2,742,750
Change in fair value	517,500
Fair value as of June 30, 2021	$3,260,250

	Warrant Liability	Private Warrants	Public Warrants
Fair value as of April 1, 2020	$—	$—	$—
Initial fair value of warrant liability upon issuance at IPO on February 2, 2021	17,077,500	6,468,750	10,608,750
Public warrants reclassified to level 1	—	—	(4,398,750)
Change in fair value	(9,936,000)	(3,726,000)	(6,210,000)
Fair value as of March 31, 2021	$7,141,500	$2,742,750	$—

Cepton Technologies, Inc. [Member]
Recurring Fair Value Measurements (Tables) [Line Items]
Schedule of assets measured at fair value on a recurring basis
	June 30, 2021
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market fund	$9,275	$—	$—	$9,275
Total cash equivalents	$9,275	—	—	$9,275
Short-term investments:
Commercial Paper	—	5,595	—	5,595
Corporate debt securities	—	6,343	—	6,343
Asset-backed Securities	—	1,103	—	1,103
Total short-term investments	—	13,041	—	13,041
Total assets measured at fair value	$9,275	$13,041	$—	$22,316
	December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market fund	$7,192	$—	$—	$7,192
Total cash equivalents	$7,192	—	—	$7,192
Short-term investments:
Commercial Paper	—	14,587	—	14,587
Corporate debt securities	—	13,810	—	13,810
Asset-backed Securities	—	3,661	—	3,661
Total short-term investments	—	32,058	—	32,058
Total assets measured at fair value	$7,192	$32,058	$—	$39,250

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market fund	$7,192	$—	$—	$7,192
Total cash equivalents	7,192	—	—	7,192
Short-term investments:
Commercial Paper	—	14,587	—	14,587
Corporate debt securities	—	13,810	—	13,810
Asset-backed Securities	—	3,661	—	3,661
Total short-term investments	—	32,058	—	32,058
Total assets measured at fair value	$7,192	$32,058	$—	$39,250